Restructuring and Related Charges	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Restructuring And Related Activities [Abstract]
Restructuring and Related Charges
5.	Restructuring and Related Charges

During fiscal 2013, the Company launched a restructuring program designed to improve its cost structure (“the 2013 Mallinckrodt Program”). The 2013 Mallinckrodt Program includes actions across both segments, as well as within corporate functions. The Company expects to incur charges of $100.0 million to $125.0 million under this program as the specific actions required to execute on these initiatives are identified and approved, most of which are expected to be incurred by the end of fiscal 2016.

Prior to Separation, Covidien initiated restructuring programs, which also applied to its Pharmaceuticals business. Restructuring actions associated with acquisitions made prior to the Separation are included within Other programs below. These programs were substantially completed as of September 27, 2013.

Net restructuring and related charges by segment were as follows:

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Specialty Pharmaceuticals	$2.7	$5.9	$2.7	$6.6
Global Medical Imaging	18.5	1.0	26.6	1.3
Corporate	0.5	—	0.5	—

Restructuring and related charges, net	21.7	6.9	29.8	7.9
Less: accelerated depreciation	—	(0.5)	(0.1)	(1.3)

Restructuring charges, net	$21.7	$6.4	$29.7	$6.6

Net restructuring and related charges were comprised of the following:

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
2013 Mallinckrodt Program	$22.6	$—	$30.9	$—
Other programs	(0.9)	6.9	(1.1)	7.9

Total programs	21.7	6.9	29.8	7.9
Less: non-cash charges, including accelerated depreciation	(2.6)	(0.5)	(2.7)	(1.4)

Total charges expected to be settled in cash	$19.1	$6.4	$27.1	$6.5

The following table summarizes cash activity for restructuring reserves, substantially all of which related to employee severance and benefits, with the exception of $8.4 million related to consulting costs associated with restructuring initiatives:

	2013 Mallinckrodt Program	Other Programs	Total
Balance at September 27, 2013	$14.9	$10.6	$25.5
Charges	30.0	0.8	30.8
Changes in estimate	(1.7)	(2.0)	(3.7)
Cash payments	(10.9)	(5.3)	(16.2)
Currency translation and other	(0.3)	0.1	(0.2)

Balance at March 28, 2014	$32.0	$4.2	$36.2

Net restructuring and related charges, including associated asset impairments, incurred cumulative to date related to the 2013 Mallinckrodt Program were as follows:

Specialty Pharmaceuticals	$5.2
Global Medical Imaging	36.3
Corporate	4.3

$45.8

Substantially all of the restructuring reserves were included in accrued and other current liabilities on the Company’s unaudited condensed consolidated balance sheets.

6.	Restructuring and Related Charges

During fiscal 2013, the Company launched a restructuring program designed to improve its cost structure (“the 2013 Mallinckrodt Program”). The 2013 Mallinckrodt Program includes actions across all segments, as well as within the corporate functions. The Company expects to incur charges of $100 million to $125 million under this program as the specific actions required to execute on these initiatives are identified and approved, most of which are expected to be incurred by the end of fiscal 2016. Restructuring actions associated with acquisitions made prior to the Separation are included within Other programs below.

Prior to Separation, Covidien initiated restructuring programs, which also applied to its Pharmaceutical business. These programs were substantially completed as of September 27, 2013.

Net restructuring and related charges by segment are as follows:

	Fiscal Year
	2013	2012	2011
Specialty Pharmaceuticals	$16.4	$11.3	$6.5
Global Medical Imaging	16.4	7.9	3.8
Corporate	3.0	—	(0.3)

Restructuring and related charges, net	35.8	19.2	10.0
Less: accelerated depreciation	(2.6)	(8.0)	(1.6)

Restructuring charges, net	$33.2	$11.2	$8.4

Net restructuring and related charges are comprised of the following:

	Fiscal Year
	2013	2012	2011
2013 Mallinckrodt Program	$14.9	$—	$—
Other programs	20.9	19.2	10.0

Total programs	35.8	19.2	10.0
Less: non-cash charges, including accelerated depreciation	(2.6)	(6.2)	(1.6)

Total charges expected to be settled in cash	$33.2	$13.0	$8.4

The following table summarizes cash activity for restructuring reserves, substantially all of which related to employee severance and benefits:

	2013 Mallinckrodt Program	Other Programs	Total
Balance at September 24, 2010	$—	$4.5	$4.5
Charges	—	9.6	9.6
Changes in estimate	—	(1.2)	(1.2)
Cash payments	—	(3.5)	(3.5)
Reclassifications (1)	—	(1.6)	(1.6)
Currency translation	—	(0.2)	(0.2)

Balance at September 30, 2011	—	7.6	7.6
Charges	—	12.8	12.8
Changes in estimate	—	0.2	0.2
Cash payments	—	(11.5)	(11.5)
Reclassifications (1)	—	(0.2)	(0.2)

Balance at September 28, 2012	—	8.9	8.9
Charges	14.9	20.9	35.8
Changes in estimate	—	(2.6)	(2.6)
Cash payments	—	(15.1)	(15.1)
Reclassifications (1)	—	(1.5)	(1.5)

Balance at September 27, 2013	$14.9	$10.6	$25.5

(1)	Represents the reclassification of pension and other postretirement benefits from restructuring reserves to pension and postretirement obligations, and the transfer of certain restructuring liabilities in conjunction with the Separation.

Net restructuring and related charges, including associated asset impairments, incurred cumulative to date related to the 2013 Mallinckrodt Program are as follows:

Specialty Pharmaceuticals	$2.4
Global Medical Imaging	9.5
Corporate	3.0

$14.9

Substantially all of the restructuring reserves are included in accrued and other current liabilities on the Company’s consolidated and combined balance sheets.